RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of key management personnel compensation	Key management personnel compensation comprised:

Year Ended December 31 ($ millions)	2017	2016
Short-term employee benefits	8	5
Share-based compensation and other	7	3
Total compensation of key management	15	8

Disclosure of transactions between related parties

($ millions)		Transaction Value Year Ended December 31
Post-employment benefit plan	Transaction	2017	2016
Defined benefit plan	Funding	16	15